Financial investments - Summary of analysis of changes in fair value and corresponding expected credit loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning of year balances	S/ 28,050	S/ 40,840
New assets originated or purchased	1,588	1,215
Assets derecognized or matured	(1,290)	(13,463)
Others	6,492	(829)
Foreign exchange effect	(97)	287
End of year balances	34,743	28,050
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances	6,446	5,330
New assets originated or purchased	1,588	1,215
Assets derecognized or matured	(987)	(324)
Transfers to Stage 2	(4)
Others	(109)	181
Foreign exchange effect	(85)	44
End of year balances	6,849	6,446
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances	21,604	35,510
Assets derecognized or matured	(303)	(13,139)
Transfers to Stage 2	4
Others	6,601	(1,010)
Foreign exchange effect	(12)	243
End of year balances	27,894	21,604
Gross carrying amount [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	13,143,526	13,585,899
New originated or purchased assets	3,813,427	4,628,120
Assets derecognized or matured (excluding write-offs)	(4,012,387)	(4,404,090)
Change in fair value	1,062,742	(863,328)
Foreign exchange effect	2,721	196,925
End of year balances, Financial assets	14,010,029	13,143,526
Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	12,830,281	13,176,991
New originated or purchased assets	3,813,427	4,628,120
Assets derecognized or matured (excluding write-offs)	(3,987,934)	(4,267,715)
Change in fair value	1,024,945	(900,036)
Foreign exchange effect	(3,865)	192,921
End of year balances, Financial assets	13,676,854	12,830,281
Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	313,245	408,908
New originated or purchased assets	0
Assets derecognized or matured (excluding write-offs)	(24,453)	(136,375)
Change in fair value	37,797	36,708
Foreign exchange effect	6,586	4,004
End of year balances, Financial assets	S/ 333,175	S/ 313,245